Securities Act File No. 333-177942

As filed with the Securities and Exchange Commission on December 22, 2011

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

 Pre-Effective Amendment No.3                          ☒

Post-Effective Amendment No.                           ☐

Transamerica Funds

(Exact Name of Registrant as Specified in Charter)

570 Carillon Parkway, St. Petersburg, Florida 33716

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 299-1800

Dennis P. Gallagher, Esq., 570 Carillon Parkway, St. Petersburg, Florida 33716

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective on December 22, 2011 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

This Pre-Effective Amendment consists of the following:

(1)  Facing Sheet of the Registration Statement.

(2)  Part C to the Registration Statement (including signature page).

Parts A and B are incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-177942) filed with the Securities and Exchange Commission on December 14, 2011 (SEC Accession No. 0001193125-11-340988).

This Post-Effective Amendment is being filed solely for the purpose of filing the powers of attorney as an exhibit to the Registration Statement.

TRANSAMERICA FUNDS

OTHER INFORMATION

PART C

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Amended and Restated Declaration of Trust and Bylaws which are incorporated herein by reference.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the “1933 Act”) may be permitted to Trustees, officers and controlling persons, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification may be against public policy as expressed in the 1933 Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

(1)	Amended and Restated Declaration of Trust (f)

(2)	By-laws (f)

(3)	Not Applicable

(4)	Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement/Prospectus)

(5)	See Exhibits 1 and 2

(6)	Investment Advisory Agreements

(6)(1)	Transamerica Morgan Stanley Growth Opportunities (formerly Transamerica Growth Opportunities and Transamerica WMC Diversified Growth) (d)
(6)(1)(i)	Amendment to Investment Advisory Agreement dated November 13, 2009 (h)
(6)(1)(ii)	Amendment to Investment Advisory Agreement dated April 9, 2010 (k)
(6)(1)(iii)	Amendment to Investment Advisory Agreement dated February 10, 2012
(to be filed by amendment)
(6)(2)	Transamerica Morgan Stanley Mid-Cap Growth (e)
(6)(2)(i)	Amendment to Investment Advisory Agreement dated February 10, 2012
(to be filed by amendment)
(6)(3)	Transamerica WMC Diversified Equity (h)
(6)(3)(i)	Amendment to Investment Advisory Agreement dated February 10, 2012
(to be filed by amendment)

Sub-Advisory Agreements
(6)(4)	Transamerica Morgan Stanley Growth Opportunities (d)
(6)(4)(i)	Amendment to Investment Sub-Advisory Agreement dated April 9, 2010 (k)
(6)(4)(ii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 (o)

(6)(5)	Transamerica Morgan Stanley Emerging Markets Debt, Transamerica Morgan Stanley Small Company Growth and Transamerica Morgan Stanley Mid-Cap Growth ( e)

(6)(5)(i)	Amendment to Investment Sub-Advisory Agreement dated June 1, 2010 (k)
(6)(5)(ii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011(o)
(6)(5)(iii)	Amendment to Investment Sub-Advisory Agreement dated February 10, 2012
(to be filed by amendment)

(6)(6)	Transamerica WMC Emerging Markets and Transamerica WMC Diversified Growth (g)
(6)(6)(i)	Amendment to Investment Sub-Advisory Agreement dated April 9, 2010 (k)
(6)(6)(ii)	Amendment to Investment Sub-Advisory Agreement dated November 15, 2010 –
Transamerica WMC Quality Value (m)
(6)(6)(iii)	Amendment to Investment Sub-Advisory Agreement dated March 22, 2011 –
Transamerica WMC Diversified Equity (o)
(6)(6)(iv)	Amendment to Investment Sub-Advisory Agreement dated February 10, 2012
(to be filed by amendment)

(7)(1)	Underwriting Agreement (f)
(7)(1)(i)	Amended Schedule I dated March 1, 2011 (n)
(7)(1)(ii)	Amended Schedule I dated May 1, 2011 (o)
(7)(1)(iii)	Amended Schedule I dated August 31, 2011 (p)
(7)(1)(iv)	Amended Schedule I dated September 30, 2011 (q)
(7)(1)(v)	Amended Schedule I dated October 31, 2011 (r)
(7)(1)(vi)	Amended Schedule I dated February 10, 2012
(to be filed by amendment)

(7)(2)	Dealer’s Sales Agreement (i)
(7)(3)	Service Agreement (b)
(7)(4)	Wholesaler’s Agreement (a)

(8)	Amended and Restated Board Members Deferred Compensation Plan dated January 12, 2010 (j)

(9)	Custody Agreement dated January 1, 2011(o)

(10)(1) Amended and Restated Plan of Distribution under Rule 12b-1 (f)

(10)(1)(i)	Amended Schedule A dated March 1, 2011 (n)
(10)(1)(ii)	Amended Schedule A dated May 1, 2011(o)
(10)(1)(iii)	Amended Schedule A dated August 31, 2011(p)
(10)(1)(iv)	Amended Schedule A dated September 30, 2011(q)
(10)(1)(v)	Amended Schedule A dated October 31, 2011(r)
(10)(1)(vi)	Amended Schedule A dated February 10, 2012 (to be filed by amendment)

(10)(2)     Amended and Restated Plan for Multiple Classes of Shares dated as of November 30, 2009 (l)

(10)(2)(i)	Amended Schedule A dated March 1, 2011 (n)
(10)(2)(ii)	Amended Schedule A dated May 1, 2011(o)
(10)(2)(iii)	Amended Schedule A dated August 31, 2011(p)
(10)(2)(iv)	Amended Schedule A dated September 30, 2011(q)
(10)(2)(v)	Amended Schedule A dated October 31, 2011(r)
(10)(2)(vi)	Amended Schedule A dated February 10, 2012 (to be filed by amendment)

(11)	Opinion and consent of counsel as to the legality of the securities being registered (t)

(12)	Form of opinion of counsel and consent as to tax matters (t)

(13)(1)     Transfer Agency Agreement (p)

(13)(2)     Administrative Services Agreement dated July 15, 2010 (l)

(13)(2)(i)	Amended Schedule A dated March 1, 2011 (n)
(13)(2)(ii)	Amended Schedule A dated May 1, 2011(o)
(13)(2)(iii)	Amended Schedule A dated August 31, 2011(p)

(13)(2)(iv)	Amended Schedule A dated October 31, 2011(r)
(13)(2)(v)	Amended Schedule A dated February 10, 2012 (to be filed by amendment)

(13)(3)	Expense Limitation Agreement dated March 1, 2011(q)
(13)(3)(i)	Amended Schedules A and B dated March 1, 2011(n)
(13)(3)(ii)	Amended Schedules A and B dated May 1, 2011(o)
(13)(3)(ii)	Amended Schedules A and B dated August 31, 2011(p)
(13)(3)(iv)	Amended Schedules A and B dated October 31, 2011(r)
(13)(3)(v)	Amended Schedule A and B dated February 10, 2012 (to be filed by amendment)

(14)	Consent of Independent Registered Certified Public Accounting Firm (s)

(15)	Not applicable

(16)	Powers of Attorney (filed herein)

(17)(1)	Code of Ethics

(17)(1)(i) Joint Code of Ethics for Transamerica Funds and Transamerica Asset Management, Inc. (f)

(17)(1) (ii) Code of Ethics -Morgan Stanley Investment Management Inc. (c)

(17)(1) (iii) Code of Ethics-Wellington Management Company, LLP (o)

(17)(2) (i)	Prospectus dated March 1, 2011, as supplemented March 22, 2011, as supplemented through October 14, 2011 (t)
(ii)	Prospectus dated March 1, 2011, as supplemented March 22, 2011, as supplemented through October 14, 2011 (t)
(iii)	Statement of Additional Information dated March 1, 2011, as amended and restated October 31, 2011(t)
(iv)	Annual Reports to Shareholders for the year ended October 31, 2010 (t)
(v)	Semi-Annual Reports to Shareholders for the period ended April 30, 2011 (t)

All exhibits filed previously are herein incorporated by reference

(a)	Filed previously with Post-Effective Amendment No. 25 to Registration Statement filed on January 31, 1997 (File No. 033-02659).
(b)	Filed previously with Post-Effective Amendment No. 31 to Registration Statement filed on September 2, 1999 (File No. 033-02659).
(c)	Filed previously with Post-Effective Amendment No. 77 to Registration Statement on March 1, 2006 (File No. 033-02659).
(d)	Filed previously with Post-Effective Amendment No. 83 to Registration Statement on December 21, 2006 (File No. 033-02659).
(e)	Filed previously with Post-Effective Amendment No. 85 to Registration Statement on March 1, 2007 (File No. 033-02659).
(f)	Filed previously with Post-Effective Amendment No. 89 to Registration Statement on February 28, 2008 (File No. 033-02659).
(g)	Filed previously with Post-Effective Amendment No. 93 to Registration Statement on September 15, 2008 (File No. 033-02659).
(h)	Filed previously with Post-Effective Amendment No. 105 to Registration Statement on November 13, 2009 (File No. 033-02659).
(i)	Filed previously with Post-Effective Amendment No. 106 to Registration Statement on November 30, 2009 (File No. 033-02659).
(j)	Filed previously with Post-Effective Amendment No. 108 to Registration Statement on February 26, 2010 (File No. 033-02659).
(k)	Filed previously with Post-Effective Amendment No. 109 to Registration Statement on June 4, 2010 (File No. 033-02659).
(l)	Filed previously with Post-Effective Amendment No. 113 to Registration Statement on September 30, 2010 (File No. 033-02659).

(m)	Filed previously with Post-Effective Amendment No. 115 to Registration Statement on November 15, 2010 (File No. 033-02659).
(n)	Filed previously with Post-Effective Amendment No. 122 to Registration Statement on February 28, 2011 (File No. 033-02659).
(o)	Filed previously with Post-Effective Amendment No. 126 to Registration Statement on April 29, 2011 (File No. 033-02659).
(p)	Filed previously with Post-Effective Amendment No. 131 to Registration Statement on August 30, 2011 (File No. 033-02659).
(q)	Filed previously with Post-Effective Amendment No. 133 to Registration Statement on September 29, 2011 (File No. 033-02659).
(r)	Filed previously with Post-Effective Amendment No. 135 to Registration Statement on October 28, 2011 (File No. 033-02659).
(s)	Filed with Part C to the Registration Statement on Form N-14 on December 14, 2011.
(t)	Filed with Part C to the Registration Statement on Form N-14 on November 14, 2011.

Item 17. Undertakings

1.

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”) , the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

2.

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

3.

The undersigned registrant undertakes to file, by post-effective amendment, the final opinion of Bingham McCutchen LLP supporting the tax consequences of the proposed reorganizations as soon as practicable after the closing of the reorganization.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant has duly caused this Pre-Effective Amendment No. 3 to its Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of St. Petersburg, State of Florida, on the 19th day of December 2011.

TRANSAMERICA FUNDS

By:	/s/ John K. Carter
John K. Carter
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, Pre-Effective Amendment No. 3 to this Registration Statement on Form N-14 has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John K. Carter	Chairperson, Trustee, President and	December 19, 2011
John K. Carter	Chief Executive Officer

/s/ Sandra N. Bane	Trustee	December 19, 2011
Sandra N. Bane*

/s/ Leo J. Hill	Trustee	December 19, 2011
Leo J. Hill*

/s/ David W. Jennings	Trustee	December 19, 2011
David W. Jennings*

/s/ Russell A. Kimball, Jr.	Trustee	December 19, 2011
Russell A. Kimball, Jr.*

/s/ Eugene M. Mannella	Trustee	December 19, 2011
Eugene M. Mannella*

/s/ Norman R. Nielsen	Trustee	December 19, 2011
Norman R. Nielsen*

/s/ Joyce G. Norden	Trustee	December 19, 2011
Joyce G. Norden*

/s/ Patricia Sawyer	Trustee	December 19, 2011
Patricia Sawyer*

/s/ John W. Waechter	Trustee	December 19, 2011
John W. Waechter*

/s/ Elizabeth Strouse	Vice President, Treasurer and	December 19, 2011
Elizabeth Strouse	Principal Financial Officer

* By:/s/Dennis P. Gallagher		December 19, 2011
Dennis P. Gallagher**

**	Attorney-in-fact pursuant to powers of attorney filed herein.

Exhibits Filed With

Registration Statement on Form N-14

Transamerica Funds

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(16) Powers of Attorney